Dividends - Summary of Interim Financial Reporting (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of dividends [line items]
Paid
Dividend per share (pence)	£ 80	£ 80	£ 80
Total dividend	£ 4,006	£ 3,989	£ 3,966
First interim [member]
Disclosure of dividends [line items]
Paid	Jul. 08, 2021	Jul. 09, 2020	Jul. 11, 2019
Dividend per share (pence)	£ 19	£ 19	£ 19
Total dividend	£ 951	£ 946	£ 940
Second interim [member]
Disclosure of dividends [line items]
Paid	Oct. 07, 2021	Oct. 08, 2020	Oct. 10, 2019
Dividend per share (pence)	£ 19	£ 19	£ 19
Total dividend	£ 951	£ 946	£ 941
Third interim [member]
Disclosure of dividends [line items]
Paid	Jan. 13, 2022	Jan. 14, 2021	Jan. 09, 2020
Dividend per share (pence)	£ 19	£ 19	£ 19
Total dividend	£ 952	£ 946	£ 941
Fourth interim [member]
Disclosure of dividends [line items]
Paid	Apr. 07, 2022	Apr. 08, 2021	Apr. 09, 2020
Dividend per share (pence)	£ 23	£ 23	£ 23
Total dividend	£ 1,152	£ 1,151	£ 1,144